Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 157,364	$ 151,505	$ 138,183
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and Amortization	17,347	15,774	34,502
Cash received from FDIC under loss share	2,502	13,421	7,587
Stock option compensation expense	324	473	848
Provision (reversal) for loan losses	(15,401)	1,350	44,955
(Gain) loss on investment securities and real estate held for sale, net	(2,510)	(8,011)	(100,952)
Loss on extinguishment of debt	0	0	95,565
(Increase) decrease in accrued interest receivable	(2,819)	(330)	5,726
Increase in FDIC loss share receivable	(1,795)	(1,482)	(3,284)
Decrease (increase) in income taxes receivable	18,890	(17,462)	18,066
(Increase) decrease in other assets	(17,799)	36,350	(74,889)
Increase (decrease) in accrued expenses and other liabilities	17,612	(10,166)	8,649
Net cash provided by operating activities	173,715	181,422	174,956
CASH FLOWS FROM INVESTING ACTIVITIES
Net (loan originations) principal collections	(261,401)	343,771	544,240
Loans purchased	(218,544)	0	0
FHLB & FRB stock purchase	0	(23,981)	0
FHLB & FRB stock redeemed	14,017	5,894	1,830
Available-for-sale securities purchased	(1,280,477)	(889,595)	(2,442,184)
Principal payments and maturities of available-for-sale securities	609,395	275,726	1,608,603
Available-for-sale securities sold	0	43,198	2,257,913
Held-to-maturity securities purchased	0	(787,449)	(1,167,121)
Principal payments and maturities of held-to-maturity securities	103,617	331,022	23,082
Net cash received from acquisition	1,776,660	202,308	50,576
Proceeds from sales of real estate held for sale and investment	73,895	115,615	175,832
Proceeds from sales of covered REO	15,654	20,843	33,579
Premises and equipment purchased and REO improvements	(51,794)	(29,246)	(32,010)
Net cash (used) by investing activities	781,022	(391,894)	1,054,340
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) in customer accounts	(226,914)	(223,515)	(225,068)
Proceeds from long-term borrowings	0	50,000	0
Repayments of long-term borrowings	0	(22,470)	(995,306)
Proceeds from exercise of common stock options and related tax benefit	10,252	4,261	357
Dividends paid on common stock	(42,065)	(37,835)	(32,430)
Treasury stock purchased, net	(104,291)	(110,238)	(41,914)
(Decrease) increase in advance payments by borrowers for taxes and insurance	(13,439)	2,402	493
Net cash provided (used) by financing activities	(376,457)	(337,395)	(1,293,868)
Increase (decrease) in cash and cash equivalents	578,280	(547,867)	(64,572)
Cash and cash equivalents at beginning of period	203,563	751,430	816,002
Cash and cash equivalents at end of period	781,843	203,563	751,430
Non-cash investing activities
Non-covered real estate acquired through foreclosure	37,721	91,352	160,971
Covered real estate acquired through foreclosure	8,748	11,196	15,905
Cash paid during the period for
Interest	128,733	140,409	199,735
Income taxes	64,372	80,417	59,596
The following summarizes the non-cash activities related to acquisitions
Fair value of assets and intangibles acquired, including goodwill	80,242	607,193	124,594
Fair value of liabilities assumed	(1,856,902)	(776,009)	(154,493)
Net fair value of acquired assets (liabilities)	$ (1,776,660)	$ (168,816)	$ (29,899)